CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Current assets:
Cash and cash equivalents	$ 4,369,219	$ 3,361,246
Short–term investments in certificates of deposit	2,400,000	2,500,000
Accounts receivable		400,000
Prepaid expenses and other current assets	126,528	60,577
Total current assets	6,895,747	6,321,823
Patents, net of accumulated amortization of $639,744 and $314,453, respectively	2,396,367	2,721,658
Property and equipment, net of accumulated depreciation of $13,617 and $48,842, respectively	43,456	11,875
Total assets	9,335,570	9,055,356
Current liabilities:
Accounts payable and accrued expenses	380,765	1,249,426
Royalties and contingent legal fees payable	213,017	560,076
Total current liabilities	593,782	1,809,502
Patent acquisition obligation (Note 7)	3,688,187	3,236,281
Total liabilities	$ 4,281,969	$ 5,045,783
Commitments and contingencies (Notes 7 and 8)
Shareholders’ equity:
Preferred stock, par value $100 per share; 19,860 shares authorized; no shares issued or outstanding, Series A convertible preferred stock, par value $100 per share; 140 shares issued and outstanding, respectively	$ 14,000	$ 14,000
Common stock, par value $.01 per share; 24,000,000 shares authorized; 8,724,878 and 8,788,176 shares issued and outstanding, respectively	87,249	87,882
Additional paid-in capital	151,101,117	148,677,413
Accumulated deficit	(146,148,765)	(144,769,722)
Total shareholders’ equity	5,053,601	4,009,573
Total liabilities and shareholders’ equity	$ 9,335,570	$ 9,055,356
Preferred Stock [Member]
Shareholders’ equity:
Preferred stock, par value $100 per share; 19,860 shares authorized; no shares issued or outstanding, Series A convertible preferred stock, par value $100 per share; 140 shares issued and outstanding, respectively
Total shareholders’ equity	$ 14,000	$ 14,000
Series A Preferred Stock [Member]
Shareholders’ equity:
Preferred stock, par value $100 per share; 19,860 shares authorized; no shares issued or outstanding, Series A convertible preferred stock, par value $100 per share; 140 shares issued and outstanding, respectively	$ 14,000	$ 14,000